LOANS (excluding covered loans) - Restructured Loans (Details) (Non Covered Loans, USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011 loans		Dec. 31, 2011 days loans	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Restructured Loans	78		78
Restructured loans, Number of Loans	33
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 9,124,000
Restructured loans, Period End Balance	9,042,000
Extended Maturities	3,539,000	[1]
Adjusted Interest Rates	338,000	[1]
Combined Rate And Maturity	1,487,000	[1]
Forebearance Agreements	3,563,000
Other	115,000	[1],[2]
Total	9,042,000	[1]
Restructured loans with payment default within 12 months of modification, Number of Loans	6
Restructured loans with payment default within 12 months of modification, Period End Balance	8,758,000
Total restructured loans	22,080,000		22,080,000	17,613,000	6,125,000
Restructured loans on accrual status	4,009,000		4,009,000	3,508,000	679,000
Restructured loans on nonaccrual status	18,071,000		18,071,000	14,105,000	5,446,000
Allowance for loan and lease losses lncluded in reserves for restructured loans	4,300,000		4,300,000
Restructured loans uncollectible portion written off			3,000,000
Accruing TDRs performing in accordance with restructured terms for more than one year	1,300,000		1,300,000
Restructured loans performance threshold (days)			90
Restructured loan relationships review threshold			250,000
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	4
Restructured loans, Restructured loans, Pre-Modification Loan Balance	2,675,000
Restructured loans, Period End Balance	2,673,000
Restructured loans with payment default within 12 months of modification, Number of Loans	0
Restructured loans with payment default within 12 months of modification, Period End Balance	0
Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	1
Restructured loans, Restructured loans, Pre-Modification Loan Balance	1,193,000
Restructured loans, Period End Balance	1,193,000
Restructured loans with payment default within 12 months of modification, Number of Loans	1
Restructured loans with payment default within 12 months of modification, Period End Balance	6,229,000
Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	9
Restructured loans, Restructured loans, Pre-Modification Loan Balance	3,251,000
Restructured loans, Period End Balance	3,150,000
Restructured loans with payment default within 12 months of modification, Number of Loans	3
Restructured loans with payment default within 12 months of modification, Period End Balance	2,274,000
Real estate-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	16
Restructured loans, Restructured loans, Pre-Modification Loan Balance	1,790,000
Restructured loans, Period End Balance	1,811,000
Restructured loans with payment default within 12 months of modification, Number of Loans	2
Restructured loans with payment default within 12 months of modification, Period End Balance	255,000
Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	2
Restructured loans, Restructured loans, Pre-Modification Loan Balance	114,000
Restructured loans, Period End Balance	114,000
Restructured loans with payment default within 12 months of modification, Number of Loans	0
Restructured loans with payment default within 12 months of modification, Period End Balance	0
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	1
Restructured loans, Restructured loans, Pre-Modification Loan Balance	101,000
Restructured loans, Period End Balance	101,000
Restructured loans with payment default within 12 months of modification, Number of Loans	0
Restructured loans with payment default within 12 months of modification, Period End Balance	0
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loan relationships review threshold			$ 100,000

[1]	Balances are as of period end.
[2]	Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance, and maturity extensions.